Earnings Per Share - Weighted Average Number of Shares Outstanding (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average number of shares outstanding:
Basic	61,528	10,989	10,994
Dilutive impact of stock options:
Diluted	63,523	10,989	10,994
Class L Shares
Weighted average number of shares outstanding:
Basic		9,984	9,975
Dilutive impact of stock options:
Basic		424	424
Diluted		10,408	10,399
Common Class A
Weighted average number of shares outstanding:
Basic	61,528	10,989	10,994
Dilutive impact of stock options:
Basic	1,995
Diluted	63,523	10,989	10,994